Cover	Jul. 21, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) amends the Current Report on Form 8-K of Faraday Future Intelligent Electric Inc. (f/k/a Property Solutions Acquisition Corp. (“PSAC”)), a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission (the “SEC”) on July 22, 2021 (as amended by the Amendment No. 1 to Form 8-K filed on July 22, 2021, the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report) on July 21, 2021 (the “Closing Date”). In connection with the closing of the Business Combination, the registrant changed its name from Property Solutions Acquisition Corp. to Faraday Future Intelligent Electric Inc. Unless the context otherwise requires, references to the “Company,” “we,” “us” and “our” refer to the combined company following the Business Combination, together with its subsidiaries, “PSAC” refers to the registrant prior to the closing of the Business Combination, and “FF” refers to FF Intelligent Mobility Global Holdings Ltd., together with its consolidated subsidiaries, prior to the Business Combination. This Amendment No. 2 amends the financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include (a) the unaudited condensed consolidated financial statements of FF as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020, and (b) the unaudited pro forma condensed combined financial information of PSAC and FF as of and for the six months ended June 30, 2021 and for the year ended December 31, 2020. This Amendment No. 2 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings given in the Original Report.
Document Period End Date	Jul. 21, 2021
Entity File Number	001-39395
Entity Registrant Name	Faraday Future Intelligent Electric Inc.
Entity Central Index Key	0001805521
Entity Tax Identification Number	84-4720320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18455 S. Figueroa Street
Entity Address, City or Town	Gardena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90248
City Area Code	424
Local Phone Number	276-7616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FFIE
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FFIEW
Security Exchange Name	NASDAQ